Risk management - Spain portfolio overview (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Maximum exposure to credit risk	€ 861,432,000	€ 943,903,000	€ 993,412,000
Impairment loss on financial assets	23,422,000	21,567,000	20,970,000
Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	766,034,000	859,643,000	908,002,000
Impairment loss on financial assets	4,458,000	3,980,000	3,823,000
Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	64,962,000	52,897,000	54,616,000
Impairment loss on financial assets	5,461,000	4,311,000	4,644,000
Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,436,000	31,363,000	30,795,000
Impairment loss on financial assets	13,503,000	13,276,000	12,504,000
Investment grade
Credit risk
Maximum exposure to credit risk	498,642,000	558,295,000	692,683,000
Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	489,518,000	552,763,000	685,507,000
Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	9,124,000	5,532,000	7,176,000
Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Speculation grade
Credit risk
Maximum exposure to credit risk	332,354,000	354,245,000	269,935,000
Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	276,516,000	306,880,000	222,495,000
Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	55,838,000	47,365,000	47,439,000
Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default
Credit risk
Maximum exposure to credit risk	30,436,000	31,363,000	30,795,000
Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 30,436,000	€ 31,363,000	€ 30,795,000
Europe
Credit risk
Non-performing rate (as a percent)	3.34%	3.47%	3.96%
Percentage decrease in non-performing loans ratio	0.13%
Spain
Credit risk
Risk exposure associated with instruments sharing characteristic	€ 221,341,000
Percent at risk	22.00%
Credit risk increase percentage	3.60%
ICO loans	€ 25,510
Maximum exposure to credit risk	214,442,000	€ 207,293,000	€ 224,207,000
Impairment loss on financial assets	6,488,000	5,994,000	6,699,000
Spain | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	187,622,000	182,276,000	196,374,000
Impairment loss on financial assets	479,000	296,000	366,000
Spain | Stage 1 | Financial instruments not credit-impaired | Remaining legal entities
Credit risk
Maximum exposure to credit risk		5,693,000	125,544,000
Impairment loss on financial assets		55,000	132,000
Spain | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	13,058,000	10,430,000	12,892,000
Impairment loss on financial assets	732,000	503,000	768,000
Spain | Stage 2 and 3 | Financial instruments not credit-impaired | Remaining legal entities
Credit risk
Maximum exposure to credit risk		445,000	66,000
Impairment loss on financial assets		41,000	48,000
Spain | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	13,762,000	14,587,000	14,941,000
Impairment loss on financial assets	5,277,000	5,195,000	5,565,000
Spain | Stage 2 and 3 | Financial instruments credit-impaired | Remaining legal entities
Credit risk
Maximum exposure to credit risk		237,000	1,657,000
Impairment loss on financial assets		8,000	957,000
Spain | Investment grade
Credit risk
Maximum exposure to credit risk	148,509,000	140,988,000	171,555,000
Spain | Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	146,992,000	139,673,000	171,266,000
Spain | Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	1,517,000	1,315,000	289,000
Spain | Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Spain | Speculation grade
Credit risk
Maximum exposure to credit risk	52,171,000	51,718,000	37,711,000
Spain | Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	40,630,000	42,603,000	25,108,000
Spain | Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	11,541,000	9,115,000	12,603,000
Spain | Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Spain | Default
Credit risk
Maximum exposure to credit risk	13,762,000	14,587,000	14,941,000
Spain | Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Spain | Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Spain | Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 13,762,000	€ 14,587,000	€ 14,941,000
Spain | Europe
Credit risk
Non-performing rate (as a percent)	6.23%	6.94%	7.32%
Spain | Europe | Nonperforming
Credit risk
Non-performing rate (as a percent)	6.23%
Percentage decrease in non-performing loans ratio due to better NPL figure	0.48%
Percentage decrease in ratio due to growth in loan portfolio	0.21%
Coverage rate (as a percent)	47.00%
Percentage increase in nonperforming coverage ratio	0.06%